Related Party Disclosures (Details) - Schedule of holdings in securities - shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mr Troy Valentine [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options	2,800,000
Ordinary Shares	36,651,198	33,851,198
Mr Peter Widdows [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options
Ordinary Shares	16,573,685	16,573,685
Mr Robert Clark [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options	5,000,000
Ordinary Shares
Dr George Anastassov [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options
Ordinary Shares	66,972,077
Mr Joel Latham [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options	10,100,000	4,500,000
Ordinary Shares	23,748,414	18,148,414
Dr Sud Agarwal [Member]
Related Party Disclosures (Details) - Schedule of holdings in securities [Line Items]
Options
Ordinary Shares		107,303,093